Note 19 - Tax assets and liabilities - Deferred Taxes (Details) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets And Liabilities Line Items
Current tax assets		€ 2,163	€ 1,853	€ 1,901
Deferred tax assets		14,725	16,391	15,878	€ 10,391
Tax Assets		16,888	18,245	17,779
Current tax liabilities		1,114	1,276	1,238
Deferred tax liabilities		2,184	3,392	3,418	€ 3,177
Tax liabilities		3,298	4,668	4,656
Pensions [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		395	1,190	1,022
Portfolio [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		1,453	1,371	1,474
Deferred tax liabilities		1,427	1,794	1,907
Investments in subsidiaries [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		357	662	554
Impairment Losses [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		1,005	1,390	1,346
Other [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		870	1,236	981
Secured Tax Assets [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets	[1]	9,433	9,431	9,536
Tax Losses [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		1,212	1,111	965
Charge For Income Tax And Other [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax liabilities		€ 757	€ 1,598	€ 1,508

[1]	(*) Laws guaranteeing the deferred tax assets have been approved in Spain and Portugal in 2013 and 2014.